Loans receivable, net (Additional Information) (Details)	Dec. 31, 2017
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	16.00%